Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Related Party Transaction [Line Items]
Amount of noncash distributions			$ 689	$ 122
EWC Ventures and its Subsidiaries [Member]
Related Party Transaction [Line Items]
Advances to related parties					$ 689	$ 811
Amount of noncash distributions					122
Consulting Fees, Related Party					200	$ 200
European Wax Center, Inc. and Subsidiaries
Related Party Transaction [Line Items]
Advances to related parties	$ 0		0		$ 689
Consulting Fees, Related Party	$ 17	$ 33	$ 117	$ 133